Segment and corporate information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment and corporate information
Revenue from health care services	€ 13,876,282	€ 14,114,399	€ 13,872,219
Revenue from health care products	3,742,403	3,744,664	3,604,336
Revenue	17,618,685	17,859,063	17,476,555
Operating income	1,852,290	2,304,409	2,269,558
Interest	(280,429)	(368,019)	(429,444)
Income before income taxes	1,571,861	1,936,390	1,840,114
Depreciation and amortization	(1,585,367)	(1,586,869)	(1,553,408)
Impairment loss	(38,309)	(199,030)	(39,752)
Income (loss) from equity method investees	92,175	94,518	73,679
Total assets	34,366,558	31,689,036	32,934,735
thereof investments in equity method investees	786,905	761,113	696,872
Additions of property, plant and equipment, intangible assets and right of use assets	1,556,864	2,002,523	1,893,919
Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	13,479,438	13,810,589	13,623,319
Revenue from health care products	3,623,951	3,639,995	3,478,817
Revenue	17,103,389	17,450,584	17,102,136
Other revenue
Segment and corporate information
Revenue from health care services	396,844	303,810	248,900
Revenue from health care products	118,452	104,669	125,519
Revenue	515,296	408,479	374,419
Segment Total
Segment and corporate information
Revenue	17,565,191	17,819,419	17,456,414
Operating income	2,314,803	2,718,488	2,613,667
Depreciation and amortization	(1,323,424)	(1,334,844)	(1,313,057)
Impairment loss	(36,137)	(199,030)	(39,752)
Income (loss) from equity method investees	92,175	94,698	75,230
Total assets	30,441,197	28,792,533	29,528,180
thereof investments in equity method investees	786,905	761,113	696,872
Additions of property, plant and equipment, intangible assets and right of use assets	1,259,901	1,606,869	1,536,985
Segment Total | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	13,442,780	13,786,173	13,623,319
Revenue from health care products	3,607,115	3,624,767	3,458,676
Revenue	17,049,895	17,410,940	17,081,995
Segment Total | Other revenue
Segment and corporate information
Revenue	515,296	408,479	374,419
North America Segment
Segment and corporate information
Revenue	12,087,711	12,478,420	12,195,173
Operating income	1,643,918	2,119,737	1,794,101
Depreciation and amortization	(983,568)	(997,509)	(992,526)
Impairment loss	(19,814)	(1,231)	(36,411)
Income (loss) from equity method investees	90,123	87,493	75,941
Total assets	22,667,874	21,358,156	21,700,202
thereof investments in equity method investees	459,231	413,401	400,514
Additions of property, plant and equipment, intangible assets and right of use assets	872,647	1,162,847	1,097,517
North America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	10,622,787	11,060,231	10,907,934
Revenue from health care products	1,051,878	1,094,828	1,023,462
Revenue	11,674,665	12,155,059	11,931,396
North America Segment | Other revenue
Segment and corporate information
Revenue	413,046	323,361	263,777
EMEA Segment
Segment and corporate information
Revenue	2,764,766	2,762,588	2,693,473
Operating income	309,327	411,674	448,062
Depreciation and amortization	(195,032)	(191,204)	(188,580)
Impairment loss	(12,146)	(2,266)	(3,341)
Income (loss) from equity method investees	(1,074)	4,237	(4,414)
Total assets	3,943,175	3,879,386	4,058,523
thereof investments in equity method investees	197,717	215,650	171,704
Additions of property, plant and equipment, intangible assets and right of use assets	206,248	249,401	212,282
EMEA Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	1,379,151	1,364,976	1,354,220
Revenue from health care products	1,336,921	1,363,820	1,298,723
Revenue	2,716,072	2,728,796	2,652,943
EMEA Segment | Other revenue
Segment and corporate information
Revenue	48,694	33,792	40,530
Asia-Pacific Segment
Segment and corporate information
Revenue	2,009,790	1,894,178	1,858,770
Operating income	349,599	343,632	328,996
Depreciation and amortization	(105,934)	(110,400)	(98,599)
Impairment loss	(3,684)	(1,065)
Income (loss) from equity method investees	2,163	2,950	2,551
Total assets	3,042,941	2,830,867	2,852,271
thereof investments in equity method investees	104,077	105,661	99,815
Additions of property, plant and equipment, intangible assets and right of use assets	130,632	143,939	190,591
Asia-Pacific Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	941,627	876,036	861,963
Revenue from health care products	1,017,262	969,674	930,057
Revenue	1,958,889	1,845,710	1,792,020
Asia-Pacific Segment | Other revenue
Segment and corporate information
Revenue	50,901	48,468	66,750
Latin America Segment
Segment and corporate information
Revenue	702,924	684,233	708,998
Operating income	11,959	(156,555)	42,508
Depreciation and amortization	(38,890)	(35,731)	(33,352)
Impairment loss	(493)	(194,468)
Income (loss) from equity method investees	963	18	1,152
Total assets	787,207	724,124	917,184
thereof investments in equity method investees	25,880	26,401	24,839
Additions of property, plant and equipment, intangible assets and right of use assets	50,374	50,682	36,595
Latin America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	499,215	484,930	499,202
Revenue from health care products	201,054	196,445	206,434
Revenue	700,269	681,375	705,636
Latin America Segment | Other revenue
Segment and corporate information
Revenue	2,655	2,858	3,362
Corporate
Segment and corporate information
Revenue	53,494	39,644	20,141
Operating income	(462,513)	(414,079)	(344,109)
Depreciation and amortization	(261,943)	(252,025)	(240,351)
Impairment loss	(2,172)
Income (loss) from equity method investees		(180)	(1,551)
Total assets	3,925,361	2,896,503	3,406,555
Additions of property, plant and equipment, intangible assets and right of use assets	296,963	395,654	356,934
Corporate | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	36,658	24,416
Revenue from health care products	16,836	15,228	20,141
Revenue	53,494	39,644	20,141
Operating Segments | Segment Total
Segment and corporate information
Revenue	17,597,882	17,854,648	17,460,922
Operating Segments | North America Segment
Segment and corporate information
Revenue	12,119,580	12,507,173	12,198,240
Operating Segments | EMEA Segment
Segment and corporate information
Revenue	2,764,766	2,768,521	2,694,159
Operating Segments | Asia-Pacific Segment
Segment and corporate information
Revenue	2,010,410	1,894,417	1,859,274
Operating Segments | Latin America Segment
Segment and corporate information
Revenue	703,126	684,537	709,249
Operating Segments | Corporate
Segment and corporate information
Revenue	20,803	4,415	15,633
Inter-segment | Segment Total
Segment and corporate information
Revenue	(32,691)	(35,229)	(4,508)
Inter-segment | North America Segment
Segment and corporate information
Revenue	(31,869)	(28,753)	(3,067)
Inter-segment | EMEA Segment
Segment and corporate information
Revenue		(5,933)	(686)
Inter-segment | Asia-Pacific Segment
Segment and corporate information
Revenue	(620)	(239)	(504)
Inter-segment | Latin America Segment
Segment and corporate information
Revenue	(202)	(304)	(251)
Inter-segment | Corporate
Segment and corporate information
Revenue	€ 32,691	€ 35,229	€ 4,508